Salaries and Social Contribution (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Salaries and Social Contribution
Salaries payable		R$ 28,108	R$ 28,351
Social contribution payable	[1]	25,327	25,205
Provision For vacation Pay		22,379	21,454
Provision for profit sharing	[2]	28,592	25,047
Total		R$ 104,406	R$ 100,057

[1]	Refers to the effect of social contribution over restricted share units' compensation plans issued on July 31 and November 10, 2020. The Company records the taxes over the shares on a monthly basis according to the Company’s share price.
[2]	The provision for profit sharing is based on qualitative and quantitative metrics determined by Board of Directors.